BUSINESS COMBINATION - (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Apr. 30, 2020
Henan Zhongzhou Logistics
Disclosure of detailed information about business combination [line items]
Equity interest acquired (as a percent)		100.00%
Chongqing Xinan Transportation
Disclosure of detailed information about business combination [line items]
Equity interest acquired (as a percent)	51.00%
Consideration transferred	¥ 8,189